FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	$ 546,487,936	$ 478,657,680
Quoted prices in active markets for identical assets (Level 1)
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	546,487,936	478,657,680
Significant other observable inputs (Level 2)
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3)
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	0	0
Money market
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	16,181,617	15,264,277
Money market | Quoted prices in active markets for identical assets (Level 1)
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	16,181,617	15,264,277
Money market | Significant other observable inputs (Level 2)
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	0	0
Money market | Significant unobservable inputs (Level 3)
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	0	0
Mutual funds
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	486,376,641	418,319,722
Mutual funds | Quoted prices in active markets for identical assets (Level 1)
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	486,376,641	418,319,722
Mutual funds | Significant other observable inputs (Level 2)
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	0	0
Mutual funds | Significant unobservable inputs (Level 3)
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	0	0
Brinker common stock fund
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	43,929,678	45,073,681
Brinker common stock fund | Quoted prices in active markets for identical assets (Level 1)
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	43,929,678	45,073,681
Brinker common stock fund | Significant other observable inputs (Level 2)
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	0	0
Brinker common stock fund | Significant unobservable inputs (Level 3)
EBP, Fair Value of Financial Instruments by Type of Asset [Line Items]
Total investments at fair value	$ 0	$ 0